Summary of Significant Accounting Policies (Details) - Cik 0001821171_qell acquisition corp Member - USD ($)	5 Months Ended
	Dec. 31, 2020	Oct. 02, 2020
Cash equivalents	$ 1,437
NAV per Unit	$ 1.00
Offering costs	$ 7,699,471
Deferred underwriting commissions	13,282,500	$ 13,282,500
Net loss	(34,996,542)
Unrecognized tax benefits	0
Unrecognized tax benefits accrued for interest and penalties	$ 0
Statutory tax rate (as a percent)	0.00%
Public Warrants
Warrants issued	12,650,000
Private Placement Warrants
Warrants issued	7,060,000
Derivative warrant liabilities
Warrants to purchase common stock	19,710,000
Class B ordinary shares
Net loss	$ (35,000,000)
Class A ordinary shares
Common shares, outstanding, subject to possible redemption	30,212,716
Net loss	$ 79,492
Initial Public Offering
Offering costs	21,198,920
Underwriting fee	7,590,000
Deferred underwriting commissions	13,282,500
Other offering costs	626,420
Reimbursed offering costs	300,000
Offering costs charged to expense	998,727
Offering costs charged to shareholders' equity	$ 20,200,193